UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: May 31, 2018

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.3%
Long-Term Municipal Bonds - 99.3%
Arizona - 82.7%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.25%, 7/01/29 (Pre-refunded/ETM)	$1,500	$1,734,015
Series 2013A
5.00%, 7/01/37	3,000	3,441,180
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease)
Series 2006
5.00%, 7/01/26	1,000	1,017,510
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37 (a)	1,000	1,000,030
Arizona Health Facilities Authority (Dignity Health Obligated Group)
Series 2009D
5.00%, 7/01/28	1,000	1,055,340
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/34	3,000	3,414,720
Arizona State University
Series 2014
5.00%, 8/01/33	2,050	2,408,524
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 7/01/28	2,000	2,319,200
City of Mesa AZ (City of Mesa AZ Excise Tax)
Series 2013
5.00%, 7/01/32	5,000	5,787,900
City of Mesa AZ Utility System Revenue
Series 2016
4.00%, 7/01/32	1,000	1,100,560
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2008A
5.00%, 7/01/26	1,080	1,116,688
Series 2010A
5.00%, 7/01/31	2,000	2,203,580
City of Show Low AZ
ACA Series 2000
6.00%, 1/01/18 (a)	105	105,426
City of Tempe AZ (City of Tempe AZ Excise Tax)
Series 2016
5.00%, 7/01/30	520	628,711
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 7/01/28 (Pre-refunded/ETM)	500	589,475
5.00%, 7/01/29 (Pre-refunded/ETM)	1,860	2,192,847

	Principal Amount (000)	U.S. $ Value
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/26 (Pre-refunded/ETM)	$1,000	$1,146,680
AGM Series 2010
5.00%, 7/01/25 (Pre-refunded/ETM)	2,000	2,223,020
County of Pinal AZ
Series 2014
5.00%, 8/01/32	4,540	5,308,713
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27 (a)	721	722,795
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Golf Village)
Series 2001A
7.875%, 7/01/25 (a)	1,192	1,193,955
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.00%, 11/15/36 (a)	600	577,740
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	1,000	1,117,990
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,810,750
Industrial Development Authority of the City of Phoenix (The)
Series 2012
6.00%, 7/01/32 (Pre-refunded/ETM)	250	295,485
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36 (a)	1,000	1,009,380
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/32	2,500	2,850,975
Maricopa County Industrial Development Authority (Banner Health Obligated Group)
Series 2016A
5.00%, 1/01/33-1/01/35	3,400	4,015,482
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group)
Series 2017A
5.00%, 7/01/37	750	871,883
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/36-7/01/47	2,450	2,599,524

	Principal Amount (000)	U.S. $ Value
McAllister Academic Village LLC (Arizona State University)
Series 2016
5.00%, 7/01/37	$2,500	$2,927,075
Northern Arizona University
BAM Series 2015
5.00%, 6/01/34	1,000	1,143,800
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2011
5.00%, 6/01/26	3,000	3,415,230
Pinal County Industrial Development Authority (Florence West Prison Expansion LLC)
ACA Series 2006A
5.25%, 10/01/22	1,400	1,401,064
Salt River Project Agricultural Improvement & Power District
Series 2012A
5.00%, 12/01/29	1,500	1,740,615
Series 2015A
5.00%, 12/01/35	2,000	2,372,840
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	1,000	1,212,880
5.25%, 12/01/22-12/01/23	1,165	1,361,469
State of Arizona Lottery Revenue
AGM Series 2010A
5.00%, 7/01/28	6,000	6,529,980
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.)
BAM Series 2014
5.00%, 6/01/44	1,200	1,343,016
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax)
Series 2015
5.00%, 7/01/35	3,450	3,937,933
Tucson Airport Authority, Inc.
AMBAC Series 2001
5.35%, 6/01/31	6,475	6,494,554
Tucson Industrial Development Authority (University of Arizona)
AMBAC Series 2002A
5.00%, 7/15/32 (a)	985	985,591
University of Arizona
Series 2014
5.00%, 8/01/33	3,765	4,423,461
Western Maricopa Education Center District No 402
Series 2014B
4.50%, 7/01/33-7/01/34	3,940	4,302,490

		100,452,076

Delaware - 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/36	520	568,781

	Principal Amount (000)	U.S. $ Value
Florida - 2.8%
City of Orlando FL
Series 2014A
5.25%, 11/01/33 (Pre-refunded/ETM)	$1,820	$2,260,986
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	1,000	1,124,630

		3,385,616

Illinois - 2.9%
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	2,360	2,500,443
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	1,000	1,070,830

		3,571,273

Louisiana - 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45 (a)	500	544,350

Massachusetts - 0.7%
Commonwealth of Massachusetts
NATL Series 2000F
1.62%, 12/01/30 (b)	700	646,099
NATL Series 2000G
1.62%, 12/01/30 (b)	225	207,674

		853,773

Minnesota - 1.1%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,130	1,317,874

New York - 1.1%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
3.067%, 3/01/27 (b)	500	479,779
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	120	137,504
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	700	771,407

		1,388,690

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	$600	$623,028
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	500	522,675

		1,145,703

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	320	315,875

Puerto Rico - 1.5%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,855	1,864,238

Texas - 3.4%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,149,640
Series 2015B
5.00%, 1/01/34	1,300	1,501,071
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	840	953,694
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	420	468,804

		4,073,209

Washington - 0.9%
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,148,490

Total Long-Term Municipal Bonds (cost $114,685,131)		120,629,948

Total Investments - 99.3% (cost $114,685,131) (c)		120,629,948
Other assets less liabilities - 0.7%		887,265

Net Assets – 100.0%		$121,517,213

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)
USD 3,600	3/09/21	3 Month LIBOR	1.383%	Quarterly/ Semi-Annual	$(20,472)
USD 3,200	12/29/21	3 Month LIBOR	1.989%	Quarterly/ Semi-Annual	28,975

					$8,503

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2017 and the aggregate market value of these securities amounted to $1,333,552 or 1.10% of net assets.
(c)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,165,963 and gross unrealized depreciation of investments was $(212,643), resulting in net unrealized appreciation of $5,953,320.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.9% and 1.8%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Arizona Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$113,207,474	$7,422,474		$120,629,948

Total Investments in Securities		– 0	–	113,207,474	7,422,474		120,629,948
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	28,975	– 0	–	28,975
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(20,472)	– 0	–	(20,472)

Total (b)	$	– 0	–	$113,215,977	$7,422,474		$120,638,451

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$7,781,556		$7,781,556
Accrued discounts/(premiums)	(480)		(480)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	90,398		90,398
Purchases	– 0	–	– 0	–
Sales	(449,000)		(449,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/17	$7,422,474		$7,422,474

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$91,328		$91,328

As of August 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)			Dividend Income (000)
Government Money Market	$803	$5,137	$5,940	$	– 0	–	$4

AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.3%
Long-Term Municipal Bonds - 99.3%
Massachusetts - 84.7%
Boston Water & Sewer Commission
Series 2009A
5.00%, 11/01/26 (Pre-refunded/ETM)	$2,000	$2,135,220
Series 2010A
5.00%, 11/01/29 (Pre-refunded/ETM)	4,000	4,347,920
5.00%, 11/01/30 (Pre-refunded/ETM)	1,000	1,086,980
Commonwealth of Massachusetts
Series 2015A
5.00%, 7/01/35	10,000	11,804,200
NATL Series 2000E
1.62%, 12/01/30 (a)	2,825	2,607,447
NATL Series 2000F
1.62%, 12/01/30 (a)	1,225	1,130,673
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/01/31	2,500	2,830,350
AGM Series 2005A
3.00%, 6/01/20 (b)	2,000	2,075,720
Marthas Vineyard Land Bank
BAM Series 2014
5.00%, 5/01/31-5/01/32	2,830	3,320,558
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2010B
5.00%, 7/01/28-7/01/29	1,670	1,850,221
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2009
5.00%, 8/01/25	3,000	3,229,140
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/26	6,900	7,527,831
Massachusetts Development Finance Agency
Series 2008
5.00%, 9/01/22 (Pre-refunded/ETM)	3,000	3,124,410
Series 2009A
5.25%, 11/15/23 (Pre-refunded/ETM)	2,000	2,105,820
6.00%, 7/01/24 (Pre-refunded/ETM) (c)	1,285	1,403,233
Series 2009V-1
5.00%, 10/01/29 (Pre-refunded/ETM)	3,300	3,576,045
Series 2011
5.00%, 7/01/31 (Pre-refunded/ETM)	7,000	8,026,760
Massachusetts Development Finance Agency (Baystate Medical Obligated Group)
Series 2014N
5.00%, 7/01/44	7,000	7,802,480
Massachusetts Development Finance Agency (Bentley University)
Series 2010
5.00%, 7/01/28	4,500	4,956,750

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Berklee College of Music, Inc.)
Series 2016
5.00%, 10/01/32-10/01/34	$3,000	$3,539,410
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,434,982
Massachusetts Development Finance Agency (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,587,512
Series 2017T
5.00%, 7/01/37	1,000	1,192,430
Massachusetts Development Finance Agency (Boston Medical Center Corp.)
Series 2015D
5.00%, 7/01/44	3,755	4,126,445
Massachusetts Development Finance Agency (Brandeis University)
Series 2008N
5.00%, 10/01/26-10/01/27	3,300	3,437,467
Series 2010O-2
5.00%, 10/01/28	3,500	3,763,550
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The))
Series 2014P
5.00%, 10/01/34	1,055	1,227,893
Massachusetts Development Finance Agency (Emerson College)
Series 2016A
5.00%, 1/01/34-1/01/36	2,435	2,790,346
5.25%, 1/01/42	1,000	1,148,380
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/31	2,000	2,296,680
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38	5,000	5,723,950
Massachusetts Development Finance Agency (Lesley University)
Series 2016
5.00%, 7/01/39	2,055	2,349,070
Massachusetts Development Finance Agency (MCPHS University)
Series 2013F
4.00%, 7/01/32	1,000	1,071,770
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.00%, 7/01/27-7/01/32	3,980	4,427,565
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
4.00%, 7/01/36	2,000	2,050,740
5.00%, 7/01/32	1,600	1,851,664

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Sterling and Francine Clark Art Institute)
Series 2016
5.00%, 7/01/31	$2,990	$3,618,976
Massachusetts Development Finance Agency (Suffolk University)
Series 2009A
6.00%, 7/01/24	715	773,458
Series 2017
5.00%, 7/01/33	1,250	1,430,325
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The))
Series 2010
5.00%, 10/01/30	5,000	5,578,900
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	1,500	1,690,005
Massachusetts Development Finance Agency (WGBH Educational Foundation)
Series 2016
5.00%, 1/01/36	2,345	2,705,966
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research)
Series 2011
5.00%, 6/01/26	1,460	1,661,509
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,666,250
Massachusetts Health & Educational Facilities Authority
Series 2010B
5.00%, 7/01/30 (Pre-refunded/ETM)	3,860	4,290,429
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.)
Series 2007A
5.00%, 10/01/32	210	210,536
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	1,005	1,069,019
Massachusetts Health & Educational Facilities Authority (Northeastern University)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	7,774,508
Massachusetts Health & Educational Facilities Authority (Winchester Hospital)
Series 2010
5.25%, 7/01/38	2,500	2,705,125
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution)
Series 2008B
5.25%, 6/01/26	1,905	1,964,493
5.375%, 6/01/27	3,060	3,157,430

	Principal Amount (000)	U.S. $ Value
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	$2,750	$3,028,327
Series 2012B
5.00%, 7/01/32	1,430	1,659,658
Series 2017A
5.00%, 7/01/35-7/01/37	2,600	3,052,176
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	3,720	4,254,415
Series 2013A
5.00%, 5/15/32	2,500	2,933,825
Series 2015B
5.00%, 1/15/30	3,770	4,489,052
Massachusetts Water Resources Authority
Series 2011B
5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,792,339
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,302,960
Series 2016C
5.00%, 8/01/33	8,500	10,224,055
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/27	6,000	6,810,060
University of Massachusetts Building Authority (University of Massachusetts)
Series 20141
5.00%, 11/01/44	2,000	2,321,300
Series 20173
5.00%, 11/01/34	2,500	3,044,750

		213,171,458

Arizona - 2.1%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	4,065	4,461,581
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	800,501

		5,262,082

California - 0.1%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	360	375,350

Connecticut - 0.5%
State of Connecticut
Series 2015F
5.00%, 11/15/32	1,000	1,137,250

Florida - 1.4%
County of Miami-Dade FL Aviation Revenue
Series 2014
5.00%, 10/01/27	3,000	3,538,530

	Principal Amount (000)	U.S. $ Value
Illinois - 1.7%
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.00%, 5/15/37	$1,050	$1,094,846
Illinois State Toll Highway Authority
Series 2016A
5.00%, 12/01/32	2,475	2,888,498
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24 (c)	410	408,581

		4,391,925

Kentucky - 0.4%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40	1,000	1,098,620

Michigan - 0.7%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,605	1,717,944

New Jersey - 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,170	1,318,508

New York - 2.3%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28	5,065	5,818,064

North Carolina - 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (c)	1,000	1,038,380
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	1,000	1,164,160

		2,202,540

Ohio - 0.7%
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2016
5.00%, 1/01/36	1,100	1,189,265
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	600	592,266

		1,781,531

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 1.0%
City of Philadelphia PA
AGM Series 2017A
5.00%, 8/01/33	$1,000	$1,161,850
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	1,140	1,289,021

		2,450,871

Puerto Rico - 0.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	695	726,053

Texas - 1.2%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,149,640
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,090	1,237,532
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	545	608,329

		2,995,501

Wisconsin - 0.8%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (d)	750	814,328
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016B
5.00%, 12/01/25	1,000	1,141,030

		1,955,358

U.S. $ Value
Total Investments – 99.3% (cost $235,630,795) (e)	$249,941,585
Other assets less liabilities – 0.7%	1,811,574

Net Assets - 100.0%	$251,753,159

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)
USD 11,000	10/29/21	3 Month LIBOR	2.022%	Quarterly/ Semi-Annual	$200,245
USD 5,570	10/14/21	3 Month LIBOR	1.323%	Quarterly/ Semi-Annual	(67,285)

					$132,960

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA	*	3.792%	$118,605

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2017 and the aggregate market value of these securities amounted to $3,738,120 or 1.48% of net assets.
(b)	Variable rate coupon, rate shown as of August 31, 2017.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the market value of this security amounted to $814,328 or 0.3% of net assets.
(e)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,973,712 and gross unrealized depreciation of investments was $(471,997), resulting in net unrealized appreciation of $14,501,715.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Massachusetts Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$246,570,201	$3,371,384		$249,941,585

Total Investments in Securities		– 0	–	246,570,201	3,371,384		249,941,585
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	200,245	– 0	–	200,245
Interest Rate Swaps		– 0	–	118,605	– 0	–	118,605
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(67,285)	– 0	–	(67,285)

Total(b)	$	– 0	–	$246,821,766	$3,371,384		$250,193,150

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$3,381,185		$3,381,185
Accrued discounts/(premiums)	(1,699)		(1,699)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(8,102)		(8,102)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/17	$3,371,384		$3,371,384

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$(8,102)		$(8,102)

As of August 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)			Dividend Income (000)
Government Money Market	$	– 0	–	$6,666	$6,666	$	– 0	–	$1

AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
Minnesota - 98.9%
Anoka-Hennepin Independent School District No 11 COP
Series 2014A
5.00%, 2/01/34	$1,695	$1,905,807
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 1/01/32	2,200	2,464,000
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014
5.00%, 11/01/29-11/01/44	800	880,282
City of Duluth MN
Series 2016A
5.00%, 2/01/34	1,000	1,175,140
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2017
5.00%, 5/01/31	1,000	1,162,860
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,163,190
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/30	1,000	1,155,310
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health Obligated Group)
Series 2017A
5.00%, 11/15/28	1,355	1,659,292
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care)
Series 2010A
5.25%, 8/15/25-8/15/35	1,500	1,651,275
City of Minnetonka MN (Minnetonka Heights LP)
Series 1999A
5.30%, 1/20/27	1,620	1,621,069
City of Rochester MN (Mayo Clinic)
Series 2010D
5.00%, 11/15/38	1,000	1,083,690
City of St Cloud MN
Series 2010A
5.125%, 5/01/30 (Pre-refunded/ETM)	1,405	1,557,892
City of St Cloud MN (CentraCare Health System Obligated Group)
Series 2010A
5.125%, 5/01/30	95	103,248
City of St Louis Park MN
Series 2009
5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,246,543

	Principal Amount (000)	U.S. $ Value
City of St Paul MN (City of St Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/30-11/01/32	$2,900	$3,382,293
City of White Bear Lake MN (Renova Partners LP)
Series 2001
5.60%, 10/01/30	1,000	1,000,160
Cloquet Independent School District No 94
Series 2015B
5.00%, 2/01/31	2,200	2,621,960
County of Hennepin MN Sales Tax Revenue
Series 2008B
5.00%, 12/15/23	2,975	3,009,302
Housing & Redevelopment Authority of The City of St Paul Minnesota
Series 2009A-2
5.25%, 11/15/28 (Pre-refunded/ETM) (a)	610	666,614
Series 2015A
5.00%, 11/15/40 (Pre-refunded/ETM)	600	750,798
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health Obligated Group)
Series 2009
5.25%, 11/15/28	590	644,758
Housing & Redevelopment Authority of The City of St Paul Minnesota (Block 19 Ramp Parking Project)
Series 2010A
5.00%, 8/01/30	1,870	1,968,138
Housing & Redevelopment Authority of The City of St Paul Minnesota (Fairview Health Services Obligated Group)
Series 2017
5.00%, 11/15/47	2,000	2,312,760
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthPartners Obligated Group)
Series 2015A
5.00%, 7/01/32	1,000	1,147,450
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/25	420	489,602
Minneapolis Special School District No 1
Series 2016
5.00%, 2/01/31	3,000	3,687,030
Minneapolis-St Paul Metropolitan Airports Commission
Series 2010A
5.00%, 1/01/30	1,250	1,357,713
Series 2012B
5.00%, 1/01/29	1,250	1,421,063
Minnesota Agricultural & Economic Development Board (Essentia Health)
AGC Series 2008C-1
5.50%, 2/15/25	1,000	1,099,080

	Principal Amount (000)	U.S. $ Value
Minnesota Higher Education Facilities Authority
Series 20107
5.00%, 10/01/20 (Pre-refunded/ETM) (a)	$445	$481,748
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.)
Series 2010H
5.125%, 12/01/30	1,000	1,065,710
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/31 (Pre-refunded/ETM)	2,770	3,001,710
Minnesota Higher Education Facilities Authority (St Catherine University)
Series 2012S
5.00%, 10/01/32	1,400	1,564,668
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 20107
5.00%, 10/01/20	255	274,581
Series 20158
5.00%, 12/01/32	1,000	1,172,820
Minnesota Higher Education Facilities Authority (University of St Thomas/Minneapolis)
Series 2009 7-A
5.00%, 10/01/29	1,000	1,072,110
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/32	750	874,500
New Prague Independent School District No 721
Series 2015A
4.00%, 2/01/32	1,000	1,080,400
Northern Municipal Power Agency
Series 2010A-2
5.00%, 1/01/23-1/01/24	4,135	4,588,693
St Paul Port Authority (Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/29	2,445	2,590,746
St Paul Port Authority (St Paul Port Authority State Lease)
Series 2013-3
5.00%, 12/01/24	3,945	4,725,005
State of Minnesota
AGC Series 2009
5.00%, 6/01/21 (Pre-refunded/ETM)	1,970	2,111,288
University of Minnesota
Series 2014B
4.00%, 1/01/32	2,000	2,163,360
5.00%, 1/01/39	1,500	1,720,740
Waconia Independent School District No 110
Series 2015B
4.00%, 2/01/34	1,545	1,656,395
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 1/01/40	2,500	2,814,900

U.S. $ Value
Total Investments - 98.9% (cost $73,167,825) (b)	$77,347,693
Other assets less liabilities - 1.1%	830,278

Net Assets - 100.0%	$78,177,971

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)
USD 6,300	8/21/22	3 Month LIBOR	2.040%	Quarterly/Semi-Annual	$44,434
USD 4,210	12/29/21	3 Month LIBOR	1.989%	Quarterly/Semi-Annual	38,120

					$82,554

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,262,604 and gross unrealized depreciation of investments was $(182), resulting in net unrealized appreciation of $4,262,422.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 2.7%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates

AB Municipal Income Fund II

AB Minnesota Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$76,199,331		$1,148,362		$77,347,693

Total Investments in Securities		– 0	–	76,199,331		1,148,362		77,347,693
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	82,554		– 0	–	82,554
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)	$	– 0	–	$76,281,885		$1,148,362		$77,430,247

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$1,157,145		$1,157,145
Accrued discounts/(premiums)	(1,930)		(1,930)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(6,853)		(6,853)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/17	$1,148,362		$1,148,362

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$(6,853)		$(6,853)

As of August 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)			Dividend Income (000)
Government Money Market	$	– 0	–	$3,711	$3,711	$	– 0	–	$1

AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
New Jersey - 74.9%
City of Jersey City NJ
Series 2017A
5.00%, 11/01/31-11/01/37	$1,500	$1,777,415
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/36	3,500	4,093,810
Landis Sewage Authority
NATL Series 1993
7.548%, 9/19/19 (a)	600	633,762
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/26	3,320	3,697,550
New Jersey Economic Development Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016A
5.00%, 6/01/41 (b)	1,000	1,029,170
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	4,000	4,315,760
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 4/01/28	1,000	1,194,180
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/28	1,000	1,134,010
5.50%, 1/01/27	1,000	1,167,320
New Jersey Economic Development Authority (Seeing Eye, Inc. (The))
Series 2012
5.00%, 6/01/32	4,000	4,501,000
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	1,165	1,277,120
New Jersey Educational Facilities Authority
Series 2010A
5.00%, 7/01/28 (Pre-refunded/ETM)	5,000	5,564,950
New Jersey Educational Facilities Authority (Kean University)
AGM Series 2015H
5.00%, 7/01/34	2,500	2,862,975
New Jersey Educational Facilities Authority (Princeton University)
Series 2017C
5.00%, 7/01/42	1,000	1,202,930
New Jersey Health Care Facilities Financing Authority
Series 2013
5.25%, 7/01/31 (Pre-refunded/ETM) (b)	1,800	2,192,959
AGC Series 2004A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,549,037

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	$45	$46,394
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,950	2,284,932
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	2,100	2,270,016
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,835	2,134,894
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2016A
5.00%, 7/01/33	1,000	1,156,450
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	2,750	3,107,207
NATL Series 2006A
5.00%, 6/15/18	3,400	3,464,430
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2015A
5.25%, 6/15/41	1,250	1,364,800
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/43	5,200	5,859,620
NATL Series 2000B
1.365%, 1/01/30 (c)	850	768,626
North Hudson Sewerage Authority/NJ
NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,923,334
Rutgers The State University of New Jersey
Series 2013L
5.00%, 5/01/30	4,500	5,166,180
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	1,000	964,900
Union County Improvement Authority (Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 8/15/23	2,270	2,277,037

	Principal Amount (000)	U.S. $ Value
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	$4,560	$5,012,717

		82,995,485

California - 0.4%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	400	417,056

Idaho - 3.7%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	3,600	4,155,408

Illinois - 1.9%
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34	1,000	1,112,480
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	1,000	1,023,050

		2,135,530

Massachusetts - 0.2%
Commonwealth of Massachusetts
NATL Series 2000G
1.62%, 12/01/30 (c)	200	184,599

New York - 11.0%
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM) (b)	290	336,299
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	1,750	2,019,552
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
3.067%, 3/01/27 (c)	470	450,992
Port Authority of New York & New Jersey
Series 2012
5.00%, 7/15/30	4,250	4,846,275
Series 2014
5.00%, 9/01/31	1,100	1,281,401
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	3,175	3,234,182

		12,168,701

	Principal Amount (000)	U.S. $ Value
Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	$280	$276,391

Pennsylvania - 4.4%
Delaware River Port Authority
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	4,917,794

Puerto Rico - 1.2%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/17	1,310	1,316,524

Texas - 1.0%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/34	1,000	1,127,810

Total Long-Term Municipal Bonds (cost $101,571,623)		109,695,298

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (d)(e)(f) (cost $112,000)	112,000	112,000

Total Investments - 99.0% (cost $101,683,623) (g)		109,807,298
Other assets less liabilities - 1.0%		1,064,665

Net Assets - 100.0%		$110,871,963

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD 3,250	10/04/21	3 Month LIBOR	1.286%	Quarterly/ Semi-Annual	$(53,915)
USD 3,680	12/29/21	3 Month LIBOR	1.989%	Quarterly/ Semi-Annual	33,321

					$(20,594)

(a)	Inverse floater security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2017 and the aggregate market value of these securities amounted to $1,404,217 or 1.27% of net assets.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,210,322 and gross unrealized depreciation of investments was $(107,241), resulting in net unrealized appreciation of $8,103,081.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 25.6% and 9.6%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB New Jersey Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$107,941,611		$1,753,687		$109,695,298
Short-Term Investments		112,000		– 0	–	– 0	–	112,000

Total Investments in Securities		112,000		107,941,611		1,753,687		109,807,298
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	33,321		– 0	–	33,321
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(53,915)		– 0	–	(53,915)

Total (b)		$112,000		$107,921,017		$1,753,687		$109,786,704

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$2,222,132		$2,222,132
Accrued discounts/(premiums)	(1,320)		(1,320)
Realized gain (loss)	28,291		28,291
Change in unrealized appreciation/depreciation	(11,174)		(11,174)
Purchases	– 0	–	– 0	–
Sales	(484,242)		(484,242)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/17	$1,753,687		$1,753,687

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$13,172		$13,172

As of August 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$	– 0	–	$3,473	$3,361	$112	$1

AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 97.9%
Ohio - 80.9%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/34	$2,000	$2,307,600
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	1,000	953,400
Central Ohio Solid Waste Authority
Series 2012
5.00%, 12/01/29 (Pre-refunded/ETM) (a)	155	181,958
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	4,500	5,186,160
City of Chillicothe OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	1,700	1,949,237
City of Cleveland OH
Series 2012
5.00%, 12/01/28	2,215	2,573,631
City of Columbus OH
Series 2014A
4.00%, 2/15/28	3,510	3,932,288
Cleveland Municipal School District
Series 2015A
5.00%, 12/01/33	3,000	3,473,010
Cleveland State University
Series 2012
5.00%, 6/01/30	3,000	3,406,860
County of Allen OH (Mercy Health/OH)
Series 2010B
5.25%, 9/01/27	2,350	2,602,037
County of Cuyahoga OH
(County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,625,376
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/37	1,400	1,526,406
County of Franklin OH (Agler Green LP)
Series 2002A
5.65%, 5/20/32	770	772,387
5.80%, 5/20/44	1,150	1,153,427
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (a)	865	877,551
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,625	1,730,121

	Principal Amount (000)	U.S. $ Value
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/31	$4,305	$5,125,275
County of Scioto OH (Southern Ohio Medical Center Obligated Group)
Series 2016
5.00%, 2/15/33	1,000	1,149,770
Cuyahoga Community College District
Series 2009C
5.00%, 8/01/24 (Pre-refunded/ETM)	1,545	1,694,061
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40 (a)	575	589,179
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	1,300	1,544,140
Gallia County Local School District
Series 2014
5.00%, 11/01/29	2,000	2,329,840
Kent State University
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,585,866
Miami University/Oxford OH
Series 2011
5.00%, 9/01/31	1,000	1,131,620
Mount Healthy City School District
Series 2015
5.00%, 12/01/33	1,000	1,148,810
Northeast Ohio Regional Sewer District
Series 2013
5.00%, 11/15/43	3,000	3,412,560
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	315	311,557
Ohio Higher Educational Facility Commission (Denison University)
Series 2012
5.00%, 11/01/32	590	673,326
Ohio Higher Educational Facility Commission (University of Dayton)
Series 2011A
5.375%, 12/01/30	750	843,225
Ohio University
Series 2013
5.00%, 12/01/32	3,120	3,606,533
Princeton City School District
Series 2014
4.00%, 12/01/31	1,000	1,088,330
5.00%, 12/01/39	750	863,730
Summit County Development Finance Authority
Series 2012
5.00%, 12/01/25	3,760	4,445,185

	Principal Amount (000)	U.S. $ Value
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	$1,270	$1,494,130
University of Akron (The)
Series 2014A
5.00%, 1/01/32	4,080	4,657,320

		76,945,906

California - 0.9%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37(b)	750	806,003
State of California
Series 2004
5.25%, 4/01/29	5	5,015

		811,018

Florida - 2.7%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,123,250
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,300	1,489,436

		2,612,686

Illinois - 1.5%
Illinois State Toll Highway Authority
Series 2013A
5.00%, 1/01/32	1,250	1,408,688

Massachusetts - 0.7%
Commonwealth of Massachusetts
NATL Series 2000G
1.62%, 12/01/30 (c)	700	646,097

New York - 4.9%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	3,365	3,854,944
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	110	126,046
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	635	699,776

		4,680,766

North Carolina - 0.4%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	375	392,006

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	$630	$681,647

Texas - 4.6%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,000	1,145,370
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	1,025	1,176,987
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	700	808,269
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	740	840,159
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	370	412,994

		4,383,779

West Virginia - 0.6%
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004C
1.453%, 2/15/34 (c)	600	536,876

Total Long-Term Municipal Bonds (cost $86,965,626)		93,099,469

SHORT-TERM MUNICIPAL NOTES - 1.6%
Ohio - 1.6%
County of Montgomery OH (Premier Health Partners Obligated Group)
Series 2016C
0.78%, 11/15/39 (d) (cost $1,500,000)	1,500	1,500,000

Total Investments - 99.5% (cost $88,465,626) (e)		94,599,469
Other assets less liabilities - 0.5%		499,066

Net Assets - 100.0%		$95,098,535

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)
USD 2,720	12/29/21	1.989%	3 Month LIBOR	Semi-Annual/Quarterly	$(16,354)
USD 2,720	12/29/21	3 Month LIBOR	1.989%	Quarterly/Semi-Annual	24,629
USD 3,150	10/04/21	3 Month LIBOR	1.286%	Quarterly/Semi-Annual	(52,257)
USD 3,150	10/04/21	1.286%	3 Month LIBOR	Semi-Annual/Quarterly	(45,020)

					$(89,002)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the market value of this security amounted to $806,003 or 0.9% of net assets.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2017 and the aggregate market value of these securities amounted to $1,182,973 or 1.24% of net assets.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,259,936 and gross unrealized depreciation of investments was $(215,095), resulting in net unrealized appreciation of $6,044,841.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.3% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Ohio Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$90,932,729	$2,166,740		$93,099,469
Short-Term Investments		– 0	–	1,500,000	– 0	–	1,500,000

Total Investments in Securities		– 0	–	92,432,729	2,166,740		94,599,469
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	24,629	– 0	–	24,629
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(113,631)	– 0	–	(113,631)

Total (b)	$	– 0	–	$92,343,727	$2,166,740		$94,510,467

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$2,156,355		$2,156,355
Accrued discounts/(premiums)	(998)		(998)
Realized gain (loss)	11,552		11,552
Change in unrealized appreciation/depreciation	11,383		11,383
Purchases	– 0	–	– 0	–
Sales	(11,552)		(11,552)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/17	$2,166,740		$2,166,740

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$16,772		$16,772

As of August 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)			Dividend Income (000)
Government Money Market	$793	$4,069	$4,862	$	– 0	–	$2

AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 99.4%
Pennsylvania - 91.6%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010
5.00%, 8/15/25	$1,090	$1,199,708
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	410	410,804
Allentown Neighborhood Improvement Zone
Development Authority
Series 2017
5.00%, 5/01/42 (a)	700	753,816
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35	415	409,572
Bensalem Township School District
Series 2013
5.00%, 6/01/30	3,345	3,956,332
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/29	1,255	1,424,651
AGM Series 2015A
5.00%, 12/01/37-12/01/40	1,780	2,012,895
Carlisle Area School District
Series 2011
5.00%, 9/01/25 (Pre-refunded/ETM)	2,000	2,337,640
Cheltenham Township School District
Series 2016B
5.00%, 2/15/36	1,000	1,148,100
City of Philadelphia PA
Series 2014A
5.25%, 7/15/31	2,500	2,881,125
Series 2017
5.00%, 8/01/31	1,000	1,173,030
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/36	1,700	1,998,418
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/28	1,800	2,089,422
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016A
4.00%, 7/01/35	1,800	1,883,034
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46 (b)	500	524,890
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (b)	300	316,077

	Principal Amount (000)	U.S. $ Value
Delaware County Authority (Elwyn)
Series 2010
5.00%, 6/01/25	$1,645	$1,646,267
Delaware County Regional Water Quality Control Authority
Series 2013
5.00%, 5/01/30	2,070	2,403,912
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/37	2,000	2,345,380
Delaware River Port Authority
Series 2010D
5.00%, 1/01/29	4,470	4,849,816
Lancaster County Hospital Authority/PA (University of Pennsylvania Health System Obligated Group (The))
Series 2016
5.00%, 8/15/33	1,165	1,372,533
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (b)	735	824,369
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35 (b)	765	832,121
Northampton County General Purpose Authority (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,329,320
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/32	2,000	2,239,240
Pennsylvania Higher Educational Facilities Authority
Series 2010
5.00%, 3/01/27 (Pre-refunded/ETM)	1,460	1,603,416
5.00%, 3/01/28 (Pre-refunded/ETM)	1,390	1,526,540
Pennsylvania Higher Educational Facilities Authority (Bryn Mawr College)
Series 2014
5.00%, 12/01/44	1,000	1,150,220
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/34	1,800	2,065,104
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania)
Series 2017A
5.00%, 8/15/33	2,000	2,414,420

	Principal Amount (000)	U.S. $ Value
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM) (b)	$130	$134,913
Pennsylvania Intergovernmental Cooperation Authority
Series 2009
5.00%, 6/15/23	2,000	2,144,040
Pennsylvania Turnpike Commission
Series 2010B-2
5.00%, 12/01/30 (Pre-refunded/ETM) (b)	1,245	1,403,164
5.00%, 12/01/30	940	1,039,442
Series 2017B
5.00%, 6/01/36	1,000	1,142,320
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2016A
5.00%, 12/01/32	2,000	2,388,160
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/37	675	714,143
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (b)	400	416,404
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (b)(c)(d)(e)	350	3,500
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education)
Series 2016-2
5.00%, 4/01/29	1,000	1,175,940
Philadelphia Gas Works Co.
Series 2010-9
5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,228,920
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	3,002,487
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/23	4,000	4,361,640
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	1,075	1,178,254
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/33	2,000	2,318,010
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/44	4,000	4,552,920

	Principal Amount (000)	U.S. $ Value
University of Pittsburgh-of the Commonwealth System of Higher Education
Series 2014A
4.00%, 9/15/37	$2,220	$2,368,362
Wilkes-Barre Finance Authority (University of Scranton)
Series 2010
5.00%, 11/01/30	2,500	2,755,400

		85,450,191

Massachusetts - 1.9%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2013A
5.00%, 5/15/32	1,500	1,760,295

New York - 3.9%
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/39	1,000	1,168,460
New York City Transitional Finance Authority
Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	1,735	2,034,062
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
3.067%, 3/01/27 (f)	490	470,183

		3,672,705

Texas - 2.0%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,200	1,374,444
City of Houston TX Airport System Revenue
AGM Series 2000P
2.461%, 7/01/30 (f)	500	479,149

		1,853,593

Total Investments - 99.4% (cost $87,205,613) (g)		92,736,784
Other assets less liabilities - 0.6%		560,136

Net Assets - 100.0%		$93,296,920

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)
USD 3,530	12/29/21	1.989%	3 Month LIBOR	Semi-Annual/ Quarterly	$(8,616)
USD 3,530	12/29/21	3 Month LIBOR	1.989%	Quarterly/ Semi-Annual	31,963

					$23,347

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the market value of this security amounted to $753,816 or 0.8% of net assets.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2017 and the aggregate market value of these securities amounted to $949,332 or 1.02% of net assets.
(g)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,985,508 and gross unrealized depreciation of investments was $(430,990), resulting in net unrealized appreciation of $5,554,518.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.5% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates

AB Municipal Income Fund II

AB Pennsylvania Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$88,281,346	$4,455,438		$92,736,784

Total Investments in Securities		– 0	–	88,281,346	4,455,438		92,736,784
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	31,963	– 0	–	31,963
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(8,616)	– 0	–	(8,616)

Total (b)	$	– 0	–	$88,304,693	$4,455,438		$92,760,131

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$3,933,758		$3,933,758
Accrued discounts/(premiums)	28		28
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	86,652		86,652
Purchases	435,000		435,000
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/17	$4,455,438		$4,455,438

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$86,652		$86,652

As of August 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)			Dividend Income (000)
Government Money Market	$	– 0	–	$3,689	$3,689	$	– 0	–	$1

AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 99.0%
Virginia - 72.8%
Arlington County Industrial Development Authority (AHC LP-3/VA)
Series 2001
5.15%, 11/01/31	$1,295	$1,296,645
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)(b)	585	595,805
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	4,000	4,523,040
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	1,000	1,025,010
City of Chesapeake VA
Series 2010D
5.00%, 12/01/25 (Pre-refunded/ETM)	2,275	2,567,906
City of Hampton VA
Series 2010A
5.00%, 1/15/21	1,750	1,845,900
City of Newport News VA
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,374,960
City of Richmond VA
Series 2016
5.00%, 1/15/34	5,000	5,941,600
City of Richmond VA (City of Richmond VA Public Utility Revenue)
Series 2013A
5.00%, 1/15/29	1,970	2,305,964
Series 2016
5.00%, 1/15/30	4,000	4,843,960
City of Suffolk VA
Series 2010
5.00%, 8/01/22	1,870	2,082,320
Series 2010A
5.00%, 8/01/22 (Pre-refunded/ETM) (a)	210	233,715
Series 2011
5.00%, 2/01/26 (Pre-refunded/ETM) (a)	5,060	4,648,287
Series 2011
5.00%, 2/01/26 (Pre-refunded/ETM)	5,060	1,077,832
County of Henrico VA
Series 2010
5.00%, 7/15/24	6,600	7,334,118
County of Isle Wight VA
Series 2008B
6.00%, 7/01/27 (Pre-refunded/ETM)	3,500	3,736,425
Culpeper County Economic Development Authority
Series 2014
4.00%, 6/01/29	2,955	3,247,368

	Principal Amount (000)	U.S. $ Value
Dullles Town Center Community Development Authority
Series 2012
4.25%, 3/01/26 (a)	$1,000	$1,008,120
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/28 (Pre-refunded/ETM)	8,635	9,520,606
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/34	1,000	1,170,950
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2016
4.00%, 4/01/35	2,000	2,161,100
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2016
5.00%, 10/01/36-10/01/42	3,200	3,567,296
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2009C
5.00%, 5/15/25	1,000	1,068,670
Series 2012
5.00%, 5/15/35	1,800	2,038,896
Series 2014A
5.00%, 5/15/44	2,000	2,268,020
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/30-6/15/31	5,000	5,812,120
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42 (a)	2,000	2,082,320
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/30	2,000	2,241,300
Lexington Industrial Development Authority (Lexington Retirement Community, Inc.)
Series 2016
4.00%, 1/01/31	1,500	1,548,285
Loudoun County Sanitation Authority
Series 2010
5.00%, 1/01/29	3,820	4,158,337
Lynchburg Economic Development Authority (Centra Health Obligated Group)
Series 2017A
5.00%, 1/01/47	1,750	1,976,432
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36 (a)	250	274,963

	Principal Amount (000)	U.S. $ Value
Newport News Redevelopment & Housing Authority (Walker-Newport News LP)
Series 2002A
5.55%, 9/20/34	$1,880	$1,886,223
5.65%, 3/20/44	1,660	1,665,362
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/29	2,200	2,506,526
Prince William County Industrial Development Authority
Series 2011
5.50%, 9/01/31 (Pre-refunded/ETM)	3,750	4,393,350
Prince William County Industrial Development Authority (Westminster at Lake Ridge)
Series 2016
5.00%, 1/01/31 (a)	1,700	1,866,481
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	1,000	1,033,310
Roanoke County Economic Development Authority (City of Roanoke VA Lease)
Series 2015
5.00%, 10/15/35	1,750	2,063,635
Roanoke Economic Development Authority (Carilion Clinic Obligated Group)
AGM Series 2005C
5.00%, 7/01/27	3,000	3,272,220
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group)
Series 2016
5.00%, 9/01/31 (a)	1,000	1,094,210
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	2,400	2,327,568
Town of Leesburg VA
Series 2011A
5.00%, 1/15/24 (Pre-refunded/ETM) (a)	395	446,208
5.00%, 1/15/24	1,645	1,854,770
Virginia College Building Authority
Series 2017
5.00%, 2/01/30	5,000	6,154,550
Virginia College Building Authority (Liberty University, Inc.)
Series 2010
5.25%, 3/01/29	5,000	5,512,700
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/30 (b)	1,615	1,771,994

	Principal Amount (000)	U.S. $ Value
Virginia College Building Authority (Roanoke College)
Series 2007
5.00%, 4/01/23	$1,000	$1,002,240
Virginia Commonwealth University Health System Authority
Series 2011
5.00%, 7/01/27	1,000	1,133,410
Virginia Port Authority
Series 2016B
5.00%, 7/01/35-7/01/36	6,160	7,108,116
Virginia Resources Authority
Series 2011B
5.00%, 11/01/26 (Pre-refunded/ETM) (a)	2,260	2,616,809
5.00%, 11/01/26	2,740	3,167,741
Series 2016C
4.00%, 11/01/34	4,000	4,371,560
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2013
5.00%, 10/01/25	4,000	4,822,120
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	2,500	2,769,500
5.50%, 1/01/42	1,000	1,105,680
Virginia Small Business Financing Authority (Hampton University)
Series 2014
5.25%, 10/01/29	4,125	4,920,671
Virginia Small Business Financing Authority (Wellmont Health System)
Series 2007A
5.125%, 9/01/22	710	710,000
Winchester Economic Development Authority (Valley Health Obligated Group)
Series 2015
5.00%, 1/01/34-1/01/35	3,500	4,019,780

		166,175,004

Arizona - 2.3%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,945	4,329,874
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	855,081

		5,184,955

California - 0.3%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	660	688,142

	Principal Amount (000)	U.S. $ Value
Colorado - 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	$1,220	$1,402,195

District of Columbia - 9.2%
Metropolitan Washington Airports Authority
Series 2009C
5.125%, 10/01/34	5,130	5,356,182
Series 2012A
5.00%, 10/01/30	2,480	2,878,486
Series 2016A
5.00%, 10/01/35	1,200	1,398,636
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (c)	4,300	5,144,047
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 7/01/31-7/01/32	5,095	6,204,511

		20,981,862

Florida - 0.6%
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	400	431,296
5.25%, 10/01/30	1,000	1,074,050

		1,505,346

Illinois - 1.0%
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	2,200	2,250,710

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000G
1.62%, 12/01/30 (d)	1,250	1,153,745

Michigan - 0.7%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,575	1,685,833

Minnesota - 0.5%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,000	1,166,260

New York - 3.5%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28-11/15/29	5,745	6,589,896
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	185	211,986

	Principal Amount (000)	U.S. $ Value
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	$1,090	$1,201,191

		8,003,073

North Carolina - 0.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	1,000	1,038,380

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	600	592,266

Puerto Rico - 1.7%
Puerto Rico Electric Power Authority
NATL Series 2003N
5.25%, 7/01/21	2,000	2,138,780
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,580	1,650,594

		3,789,374

Texas - 2.5%
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	1,300	1,501,071
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/36	1,150	1,173,943
Texas Private Activity Bond Surface Transportation Corp.
(LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,110	1,260,238
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	555	619,491
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	1,000	1,198,020

	Principal Amount (000)	U.S. $ Value
		$5,752,763

Washington - 0.2%
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.00%, 10/01/32	$400	438,600

Wisconsin - 1.9%
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM) (a)	2,700	3,200,796
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,122,880

		4,323,676

Total Investments - 99.0% (cost $213,250,806) (e)		226,132,184
Other assets less liabilities - 1.0%		2,244,377

Net Assets - 100.0%		$228,376,561

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)
USD 5,520	10/14/21	3 Month LIBOR	1.323%	Quarterly/ Semi-Annual	$(66,681)

INTEREST RATE SWAPS

		Rate Type
Clearing Broker /(Exchange) & Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Citibank, NA
USD 7,000	12/01/17	SIFMA	*	3.792%	Quarterly/ Quarterly	$103,779

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate market value of these securities amounted to $3,401,109 or 1.5% of net assets.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2017 and the aggregate market value of this security amounted to $1,153,745 or 0.51% of net assets.
(e)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,215,562 and gross unrealized depreciation of investments was $(368,130), resulting in net unrealized appreciation of $12,847,432.

As of August 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
CME	-	Chicago Mercantile Exchange
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$204,755,784	$21,376,400		$226,132,184

Total Investments in Securities		– 0	–	204,755,784	21,376,400		226,132,184
Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	103,779	– 0	–	103,779
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(66,681)	– 0	–	(66,681)

Total (b)	$	– 0	–	$204,792,882	$21,376,400		$226,169,282

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$18,884,085		$18,884,085
Accrued discounts/(premiums)	(33,128)		(33,128)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	299,424		299,424
Purchases	2,226,019		2,226,019
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/17	$21,376,400		$21,376,400

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$299,424		$299,424

As of August 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2017 is as follows:

Fund	Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)			Dividend Income (000)
Government Money Market	$539	$9,266	$9,805	$	– 0	–	$1

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 23, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 23, 2017